POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following table shows the changes in the present value of the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets as at December 31, 2022 and 2021.

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2022	2021	2022	2021
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$2,221	$2,377	$37	$52
Service cost	14	20	1	1
Interest cost	58	54	1	2
Participant contributions	1	2	2	3
Foreign currency exchange differences	(8)	(28)	—	—
Actuarial (gain) loss due to financial assumption changes	(600)	(89)	(8)	(3)
Actuarial (gain) loss due to demographic assumption changes	(1)	16	—	(9)
Actuarial experience adjustments	32	(6)	3	(3)
Benefits paid from plan assets	(67)	(113)	—	—
Benefits paid from employer	(11)	(12)	(7)	(6)
Defined benefit obligation at end of year	$1,639	$2,221	$29	$37

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,887)	$(1,755)	$—	$—
Interest income	(49)	(41)	—	—
Return on plan assets (excluding interest income)	561	(170)	—	—
Foreign currency exchange differences	44	7	—	—
Employer contributions	(36)	(58)	(5)	(3)
Participant contributions	(1)	(2)	(2)	(3)
Benefits paid from plan assets	67	113	—	—
Benefits paid from employer	11	12	7	6
Administrative expenses paid from plan assets	7	7	—	—
Fair value of plan assets at end of year	$(1,283)	$(1,887)	$—	$—
Net asset at end of year	$—	$(75)	$—	$—
Net liability at end of year	$356	$409	$29	$37
The following tables summarize the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2022:

(US$ MILLIONS)	United States	Other	Total
Defined benefit pension plan
Defined benefit obligation	$1,310	$329	$1,639
Fair value of plan assets	(1,030)	(253)	(1,283)
Net liability	$280	$76	$356

Post-employment benefits
Defined benefit obligation	$24	$5	$29
Fair value of plan assets	—	—	—
Net liability	$24	$5	$29
The following table summarizes the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2021:

(US$ MILLIONS)	United States	Other	Total
Defined benefit pension plan
Defined benefit obligation	$1,647	$574	$2,221
Fair value of plan assets	(1,424)	(463)	(1,887)
Net liability	$223	$111	$334

Post-employment benefits
Defined benefit obligation	$32	$5	$37
Fair value of plan assets	—	—	—
Net liability	$32	$5	$37
The following tables summarize the amounts recognized in respect of these defined benefit pension plans and post-employment plans during the years ended December 31, 2022 and 2021:

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2022	2021	2022	2021
Amounts recognized in profit and loss
Current service cost	$14	$20	$1	$1
Net interest expense	9	13	1	2
Administrative expense	7	7	—	—
Total expense recognized in profit and loss	$30	$40	$2	$3

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$561	$(170)	$—	$—
Actuarial (gains) and losses arising from changes in demographic assumptions	(1)	16	—	(9)
Actuarial (gains) and losses arising from changes in financial assumptions	(600)	(89)	(8)	(3)
Actuarial (gains) and losses arising from experience adjustments	32	(6)	3	(3)
Total expense (gain) recognized in other comprehensive income	$(8)	$(249)	$(5)	$(15)
Total expense (gain) recognized in comprehensive income	$22	$(209)	$(3)	$(12)

Disclosure of fair value of plan assets
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2022:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$41	$—	$—	$41
Equity instruments	12	484	—	496
Debt instruments	174	517	20	711
Real estate	1	34	—	35
Total plan assets	$228	$1,035	$20	$1,283
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of insurance rights and equity and debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2021:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$41	$—	$—	$41
Equity instruments	16	636	—	652
Debt instruments	249	803	105	1,157
Real Estate	—	37	—	37
Total plan assets	$306	$1,476	$105	$1,887
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of insurance rights and equity and debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.

Disclosure of defined benefit plans and significant assumptions	The significant actuarial assumptions adopted are as follows:
Defined benefit plan

	2022	2021
Discount rate	3.8% to 5.1%	1.0% to 3.0%
Rate of compensation increase	0.0% to 3.5%	0.0% to 2.7%
Post-employment plan

	2022	2021
Discount rate	5.1% to 6.4%	2.9% to 5.3%
Health care cost trend on covered charges:
Immediate trend rate	4.0% to 4.3%	3.5% to 4.0%
Ultimate trend rate	4.0% to 4.3%	3.5% to 4.0%

Disclosure of sensitivity analysis for actuarial assumptions	The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2022:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	1%	$(161)	1%	$196
Rate of compensation increase	1%	5	1%	(4)

Post-employment plan
Discount rate	1%	$(3)	1%	$3
Health care cost trend rates	1%	1	1%	(1)
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2021:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	1%	$(320)	1%	$393
Rate of compensation increase	1%	21	1%	(19)

Post-employment plan
Discount rate	1%	$(4)	1%	$5
Health care cost trend rates	1%	1	1%	(1)

Disclosure of future planned benefit payments under post-employment benefit plans
The following table summarizes future planned benefit payments under defined benefit and post-employment plans as at December 31, 2022:

(US$ MILLIONS)	Defined benefit pension plan	Post-employment plan	Total
2023	$85	$2	$87
2024	86	2	88
2025	89	2	91
2026	91	2	93
2027	93	2	95
Thereafter	3,336	45	3,381
Total	$3,780	$55	$3,835